OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT LIABILITIES.
Schedule of other non-financial liabilities

in € thousand	12/31/2024	12/31/2023
Personnel related accruals	2,579	3,175
Tax related accruals	432	1,348
Audit related accruals	2,400	1,297
Liabilities due to reorganization	2,809	—
Legal and consulting fees	3,140	2,707
Miscellaneous other current liabilities	6,153	4,587
Total other current liabilities	17,513	13,113